Transamerica Sustainable Growth Equity

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 4.0%
Axon Enterprise, Inc. (A)	440	$ 132,004
TransDigm Group, Inc.	122	157,895
		289,899
Biotechnology - 6.9%
AbbVie, Inc.	1,245	230,723
Ascendis Pharma AS, ADR (A)	2,040	272,340
		503,063
Broadline Retail - 7.6%
Amazon.com, Inc. (A)	2,995	560,005
Capital Markets - 2.5%
Charles Schwab Corp.	1,300	84,747
S&P Global, Inc.	210	101,793
		186,540
Commercial Services & Supplies - 1.0%
Copart, Inc. (A)	1,380	72,215
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	166	136,452
Containers & Packaging - 1.5%
Avery Dennison Corp.	515	111,667
Electrical Equipment - 3.1%
AMETEK, Inc.	415	71,994
Hubbell, Inc.	195	77,152
Vertiv Holdings Co.	1,020	80,274
		229,420
Electronic Equipment, Instruments & Components - 1.2%
CDW Corp.	415	90,516
Financial Services - 4.1%
Global Payments, Inc.	600	60,984
Visa, Inc., Class A	915	243,088
		304,072
Health Care Equipment & Supplies - 2.0%
Cooper Cos., Inc. (A)	830	77,464
Dexcom, Inc. (A)	1,040	70,533
		147,997
Health Care Providers & Services - 1.3%
UnitedHealth Group, Inc.	162	93,338
Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill, Inc. (A)	1,650	89,628
Insurance - 3.3%
American International Group, Inc.	1,335	105,772
Progressive Corp.	630	134,896
		240,668
	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 7.8%
Alphabet, Inc., Class A	1,660	$ 284,757
Alphabet, Inc., Class C	1,675	290,026
		574,783
Life Sciences Tools & Services - 1.7%
ICON PLC (A)	390	128,092
Professional Services - 1.0%
Booz Allen Hamilton Holding Corp.	500	71,655
Real Estate Management & Development - 1.3%
CoStar Group, Inc. (A)	1,200	93,624
Semiconductors & Semiconductor Equipment - 15.1%
ASML Holding NV	125	117,087
NVIDIA Corp.	6,230	729,035
NXP Semiconductors NV	460	121,054
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	860	142,588
		1,109,764
Software - 19.9%
Cadence Design Systems, Inc. (A)	465	124,462
Microsoft Corp.	2,170	907,819
Salesforce, Inc.	496	128,365
SAP SE, ADR	660	139,656
ServiceNow, Inc. (A)	195	158,806
		1,459,108
Technology Hardware, Storage & Peripherals - 10.1%
Apple, Inc.	3,350	743,968
Total Common Stocks (Cost $5,292,052)		7,236,474

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
Fixed Income Clearing Corp., 2.50% (B), dated 07/31/2024, to be repurchased at $121,450 on 08/01/2024. Collateralized by a U.S. Government Obligation, 5.00%, due 09/30/2025, and with a value of $123,910.	$ 121,442	121,442
Total Repurchase Agreement (Cost $121,442)		121,442
Total Investments (Cost $5,413,494)		7,357,916
Net Other Assets (Liabilities) - (0.2)%		(11,232)
Net Assets - 100.0%		$ 7,346,684
Transamerica Funds

Transamerica Sustainable Growth Equity

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$7,236,474	$—	$—	$7,236,474
Repurchase Agreement	—	121,442	—	121,442
Total Investments	$7,236,474	$121,442	$—	$7,357,916
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at July 31, 2024.
(C)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
Transamerica Funds

Transamerica Sustainable Growth Equity

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Sustainable Growth Equity (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds